Contract liabilities	6 Months Ended
Feb. 28, 2025
Contract liabilities
Contract liabilities

10. Contract liabilities

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Opening balance	827,642	1,815,731
Payments received in advance	191,043	924,913
Payments reimbursed	(9,220)	—
Transferred to revenues	(72,070)	(997,224)
Deconsolidation on sale of subsidiary	—	(928,833)
Currency translation	318	13,055
Closing balance	937,713	827,642